STRIVE FAANG 2.0 ETF
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Aerospace & Defense - 20.3%
Axon Enterprise, Inc.(a)	172	$53,950
Boeing Co.(a)	1,525	255,956
BWX Technologies, Inc.	1,919	183,783
General Dynamics Corp.	595	170,819
HEICO Corp.	103	21,362
HEICO Corp. - Class A	180	29,853
Howmet Aerospace, Inc.	996	66,483
L3Harris Technologies, Inc.	467	99,961
Lockheed Martin Corp.	604	280,818
Northrop Grumman Corp.	340	164,910
RTX Corp.	3,573	362,731
TransDigm Group, Inc.	133	165,988
		1,856,614

Agricultural & Farm Machinery - 10.2%
AGCO Corp.	447	51,043
CNH Industrial NV	6,476	73,826
Deere & Co.	1,913	748,767
Toro Co.	745	65,255
		938,891

Agricultural Products & Services - 0.6%
Ingredion, Inc.	470	53,857

Coal & Consumable Fuels - 6.6%
Cameco Corp.	9,071	413,867
Centrus Energy Corp. - Class A(a)	271	11,634
Denison Mines Corp.(a)	18,494	36,809
Energy Fuels, Inc.(a)	3,249	16,827
NexGen Energy Ltd.(a)	10,053	76,531
Uranium Energy Corp.(a)	8,068	54,459
		610,127

Copper - 6.7%
Freeport-McMoRan, Inc.	11,211	559,877
Lundin Mining Corp.	5,064	57,826
		617,703

Diversified Metals & Mining - 0.7%
Ivanhoe Mines Ltd. - Class A(a)	4,854	65,794

Electric Utilities - 13.6%
Constellation Energy Corp.	6,704	1,246,543

STRIVE FAANG 2.0 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Energy Equipment & Services - 0.9%
Schlumberger NV	1,787	$84,847

Fertilizers & Agricultural Chemicals - 7.7%
CF Industries Holdings, Inc.	1,390	109,768
Corteva, Inc.	5,115	276,875
FMC Corp.	903	53,286
Mosaic Co.	2,379	74,677
Nutrien Ltd.	3,609	190,301
		704,907

Gold - 9.6%
Agnico Eagle Mines Ltd.	3,734	236,465
Barrick Gold Corp.	13,631	226,547
Franco-Nevada Corp.	1,489	179,245
Kinross Gold Corp.	9,550	61,602
Wheaton Precious Metals Corp.	3,536	184,216
		888,075

Heavy Electrical Equipment - 0.1%
NuScale Power Corp.(a)(b)	1,226	7,111

Integrated Oil & Gas - 10.4%
Chevron Corp.	2,242	361,567
Exxon Mobil Corp.	5,045	596,672
		958,239

Metals & Mining - 4.6%
Newmont Corp.	9,011	366,207
Royal Gold, Inc.	507	60,906
		427,113

Oil & Gas Exploration & Production - 5.0%
Canadian Natural Resources Ltd.	1,307	99,042
ConocoPhillips	1,488	186,922
EOG Resources, Inc.	729	96,323
Pioneer Natural Resources Co.	288	77,564
		459,851

Oil & Gas Refining & Marketing - 1.8%
Marathon Petroleum Corp.	471	85,590
Phillips 66	543	77,763
		163,353

STRIVE FAANG 2.0 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 1.0%
Enbridge, Inc.	2,655	$94,405
TOTAL COMMON STOCKS (Cost $8,390,704)		9,177,430

SHORT-TERM INVESTMENTS - 0.3%
Investments Purchased with Proceeds from Securities Lending - 0.1%
First American Government Obligations Fund - Class X, 5.23%(c)	7,056	7,056

Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23%(c)	20,446	20,446
TOTAL SHORT-TERM INVESTMENTS (Cost $27,502)		27,502

TOTAL INVESTMENTS - 100.1% (Cost $8,418,206)		$9,204,932
Liabilities in Excess of Other Assets - (0.1)%		(5,379)
TOTAL NET ASSETS - 100.0%		$9,199,553

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2024. The total market value of these securities was $6,548 which represented 0.1% of net assets.
(c)	The rate shown represents the 7-day effective yield as of April 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE FAANG 2.0 ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

STRIVE FAANG 2.0 ETF

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of April 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$9,177,430	$ -	$-	$9,177,430
Investments Purchased with Proceeds from Securities Lending	7,056	-	-	7,056
Money Market Funds	20,446	-	-	20,446
Total Investments in Securities	$9,204,932	$ -	$-	$9,204,932
Refer to the Schedule of Investments for industry classifications.
During the fiscal period ended April 30, 2024, the Strive FAANG 2.0 ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.